Common Stock - Schedule of Reserved Common Stock for Future Issuance (Details) - Common Stock [Member] - shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock - Schedule of Reserved Common Stock for Future Issuance (Details) [Line Items]
Convertible preferred stock, authorized but not yet issued	1,849,738	1,849,738
Conversion of convertible preferred stock issued and outstanding	27,920,467	27,920,467
Stock Incentive Plan:
Awards available for grant	3,537,004	3,205,559
Outstanding stock options	782,499	1,138,110
Total Stock Incentive Plan	34,089,708	34,113,874